Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE GOVERNMENT MONEY FUND, INC.
Entity Central Index Key	0000316968
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000190629
Shareholder Report [Line Items]
Fund Name	Government Money Fund
Class Name	I Class
Trading Symbol	(TTGXX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Fund - I Class	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
AssetsNet	$ 11,512,685,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 19,838,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,512,685
Number of Portfolio Holdings	73

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Government Agency Repurchase Agreement	56.1%
U.S. Treasury Debt	28.9
U.S. Government Agency Debt	15.1
U.S. Treasury Repurchase Agreement	1.5
Other Assets less Liabilities	-1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BNY Mellon	24.0%
U.S. Treasury Bills	19.5
RBC Dominion Securities	13.7
Federal Home Loan Banks	12.2
U.S. Treasury Notes	9.4
Goldman Sachs	4.7
Citigroup Global Markets	4.7
Royal Bank of Canada	4.3
Federal Farm Credit Banks	2.5
HSBC Securities	1.9

Material Fund Change [Text Block]
C000005535
Shareholder Report [Line Items]
Fund Name	Government Money Fund
Class Name	Investor Class
Trading Symbol	(PRRXX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Money Fund - Investor Class	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
AssetsNet	$ 11,512,685,000
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 19,838,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$11,512,685
Number of Portfolio Holdings	73

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

U.S. Government Agency Repurchase Agreement	56.1%
U.S. Treasury Debt	28.9
U.S. Government Agency Debt	15.1
U.S. Treasury Repurchase Agreement	1.5
Other Assets less Liabilities	-1.6

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

BNY Mellon	24.0%
U.S. Treasury Bills	19.5
RBC Dominion Securities	13.7
Federal Home Loan Banks	12.2
U.S. Treasury Notes	9.4
Goldman Sachs	4.7
Citigroup Global Markets	4.7
Royal Bank of Canada	4.3
Federal Farm Credit Banks	2.5
HSBC Securities	1.9

Material Fund Change [Text Block]